GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  Maxim Series Account AICPA
                                   Annual Report Form N-30D
                                File Nos. 811-03249, 333-44839

     The information required to be contained in this report for the period ending December 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund
File No. 811-05719
Form N-30D
Filed Via EDGAR and accepted March 4, 2003
Accession No. 0000846800-03-000002

Janus Aspen Series Fund:

Janus Aspen Flexible Income
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted February 21, 2003
Accession No. 0001093801-03-000224

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000009

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000013

Maxim Growth Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000024

Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000015

Neuberger Berman Advisors Management Trust

Neuberger Berman AMT Partners Fund
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0001206774-03-000096

Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund
File No. 811-05583
Form N-30D
Filed via EDGAR and accepted February 25, 2003
Accession No. 000950109-03-000758